VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

July 30, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

RE:                          Voya Series Fund, Inc. (“Registrant”)

File Nos. 33-41694; 811-06352

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”) this is to certify that the Prospectus and the Statement of Additional Information that would be filed pursuant to 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 182 to the Registrant’s Registration Statement on Form N-1A filed on July 29, 2014.

Please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649 if you have any questions or comments.

Very truly yours,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
Voya Investment Management — VoyaFamily of Funds

Attachment

cc:             Huey P. Falgout, Jr., Esq.

Voya Investments, LLC

Jeffrey S. Puretz, Esq.

Dechert LLP